UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10599

Investment Company Act File Number

Tax-Managed Small-Cap Value Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Small-Cap Value Portfolio

July 31, 2012

Portfolio of Investments (Unaudited)

Common Stocks — 96.1%

Security	Shares	Value
Airlines — 2.7%
Spirit Airlines, Inc.(1)	87,200	$1,875,672

		$1,875,672

Auto Components — 1.0%
Dana Holding Corp.	53,354	$703,206

		$703,206

Building Products — 3.6%
A.O. Smith Corp.	49,350	$2,438,877

		$2,438,877

Capital Markets — 0.3%
Stifel Financial Corp.(1)	5,564	$167,476

		$167,476

Chemicals — 5.0%
Innophos Holdings, Inc.	31,154	$1,805,997
RPM International, Inc.	61,275	1,623,788

		$3,429,785

Commercial Banks — 12.5%
MB Financial, Inc.	76,841	$1,551,420
National Penn Bancshares, Inc.	230,500	2,037,620
Prosperity Bancshares, Inc.	38,800	1,574,116
Trustmark Corp.	62,820	1,518,987
Umpqua Holdings Corp.	153,200	1,911,936

		$8,594,079

Communications Equipment — 2.8%
NETGEAR, Inc.(1)	56,200	$1,946,206

		$1,946,206

Construction & Engineering — 2.9%
EMCOR Group, Inc.	61,847	$1,628,432
MasTec, Inc.(1)	20,800	331,968

		$1,960,400

Containers & Packaging — 2.8%
AptarGroup, Inc.	37,800	$1,890,378

		$1,890,378

Electric Utilities — 7.6%
Cleco Corp.	69,200	$3,028,192
Portland General Electric Co.	79,200	2,156,616

		$5,184,808

Energy Equipment & Services — 3.2%
Hornbeck Offshore Services, Inc.(1)	38,004	$1,609,469
Oil States International, Inc.(1)	7,698	559,645

		$2,169,114

Food Products — 4.4%
Darling International, Inc.(1)	23,646	$390,632
J & J Snack Foods Corp.	12,336	712,897
Lancaster Colony Corp.	27,900	1,933,191

		$3,036,720

Health Care Equipment & Supplies — 4.0%
Teleflex, Inc.	17,200	$1,096,328
West Pharmaceutical Services, Inc.	33,200	1,652,696

		$2,749,024

Security	Shares	Value
Health Care Providers & Services — 3.8%
Magellan Health Services, Inc.(1)	24,712	$1,191,118
Owens & Minor, Inc.	50,332	1,419,866

		$2,610,984

Insurance — 8.1%
Aspen Insurance Holdings, Ltd.	47,300	$1,359,402
ProAssurance Corp.	13,855	1,240,992
Protective Life Corp.	49,989	1,395,193
Tower Group, Inc.	81,721	1,523,280

		$5,518,867

IT Services — 2.9%
MAXIMUS, Inc.	39,800	$2,009,900

		$2,009,900

Machinery — 5.9%
Barnes Group, Inc.	77,400	$1,846,764
Crane Co.	32,430	1,264,770
EnPro Industries, Inc.(1)	26,291	906,251

		$4,017,785

Media — 1.5%
Madison Square Garden Co. (The)(1)	28,700	$1,040,375

		$1,040,375

Oil, Gas & Consumable Fuels — 1.5%
Stone Energy Corp.(1)	28,471	$747,648
VAALCO Energy, Inc.(1)	40,459	296,565

		$1,044,213

Professional Services — 1.5%
Towers Watson & Co., Class A	17,415	$1,021,041

		$1,021,041

Road & Rail — 4.1%
Genesee & Wyoming, Inc., Class A(1)	23,723	$1,472,249
Old Dominion Freight Line, Inc.(1)	31,264	1,325,594

		$2,797,843

Semiconductors & Semiconductor Equipment — 1.8%
Omnivision Technologies, Inc.(1)	87,662	$1,229,021

		$1,229,021

Software — 2.5%
JDA Software Group, Inc.(1)	58,900	$1,742,262

		$1,742,262

Specialty Retail — 4.9%
Aeropostale, Inc.(1)	47,900	$944,588
Children’s Place Retail Stores, Inc. (The)(1)	26,084	1,325,067
Finish Line, Inc., (The) Class A	52,200	1,089,936

		$3,359,591

Textiles, Apparel & Luxury Goods — 2.8%
Hanesbrands, Inc.(1)	45,700	$1,371,914
Iconix Brand Group, Inc.(1)	31,665	561,421

		$1,933,335

Thrifts & Mortgage Finance — 2.0%
Washington Federal, Inc.	85,826	$1,367,208

		$1,367,208

Total Common Stocks (identified cost $49,651,654)		$65,838,170

Short-Term Investments — 4.0%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 8/1/12	$2,759	$2,759,004

Total Short-Term Investments (identified cost $2,759,004)		$2,759,004

Total Investments — 100.1% (identified cost $52,410,658)		$68,597,174

Other Assets, Less Liabilities — (0.1)%		$(78,492)

Net Assets — 100.0%		$68,518,682

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at July 31, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$52,478,568

Gross unrealized appreciation	$16,672,158
Gross unrealized depreciation	(553,552)

Net unrealized appreciation	$16,118,606

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$65,838,170	$—	$—	$65,838,170
Short-Term Investments	—	2,759,004	—	2,759,004
Total Investments	$65,838,170	$2,759,004	$—	$68,597,174

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At July 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Small-Cap Value Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	September 24, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 24, 2012